Interest expenses	9 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Interest expenses	Interest expenses
The table below presents the major components of interest expenses:

	Nine months September 30,
	2019	2020
	(In thousands)
Interest on loans	$5,646	$10,049
Interest on lease contract	471	487
Other bank fees and financial charges	371	501
Total interest expenses	$6,488	$11,037
For the nine months ended September 30, 2020, interest on loans included $7,510,000 related to convertible debt issued in 2019, 2018, 2016 and 2015, venture debt issued in 2018 and government loans granted in 2015 and in 2020 ($5,646,000 in the nine months ended September 30, 2019), and interest (financing component) related to an upfront payment from a development services agreement signed in October 2019 for an amount of $2,539,000 ($619,000 in the nine months ended September 30, 2019).